Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Components of the provision for income taxes consist of the following (dollars in thousands):

	Year Ended December 31,
	2020	2019	2018
Current expense/(benefit)
U.S. Federal	$(2,086)	$4,076	$68
State and local	370	397	12
Total current expense/(benefit)	$(1,716)	$4,473	$80
Deferred expense/(benefit)
U.S. Federal	$—	$10	$(1)
State and local	(346)	—	—
Total deferred expense/(benefit)	$(346)	$10	$(1)
Provision for income tax expense/(benefit)	$(2,062)	$4,483	$79